Movements in Goodwill (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Goodwill [Line Items]
Balance as of beginning of period	$ 128,840	$ 115,672
Goodwill arising from acquisitions during the year	32,983	12,025
Foreign currency translation adjustments	1,193	1,143
Balance as of end of period	163,016	128,840
Patient Monitoring And Life Support Devices
Goodwill [Line Items]
Balance as of beginning of period	111,869	104,881
Goodwill arising from acquisitions during the year		6,490
Foreign currency translation adjustments	206	498
Balance as of end of period	112,075	111,869
In-Vitro Diagnostic Products
Goodwill [Line Items]
Balance as of beginning of period	11,164	5,253
Goodwill arising from acquisitions during the year	640	5,535
Foreign currency translation adjustments	165	376
Balance as of end of period	11,969	11,164
Medical Imaging Systems
Goodwill [Line Items]
Balance as of beginning of period	5,504	5,260
Foreign currency translation adjustments	81	244
Balance as of end of period	5,585	5,504
All Other Segments
Goodwill [Line Items]
Balance as of beginning of period	303	278
Goodwill arising from acquisitions during the year	32,343
Foreign currency translation adjustments	741	25
Balance as of end of period	$ 33,387	$ 303